ACCOUNTS AND OTHER RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of financial assets
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2024:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,959	$2,959
Accounts and other receivable, net (current and non-current)	—	—	6,607	6,607
Financial assets (current and non-current) (1)	924	4,937	7,961	13,822
Total	$924	$4,937	$17,527	$23,388
Financial liabilities
Accounts payable and other (current and non-current) (1) (2)	$243	$196	$10,623	$11,062
Borrowings (current and non-current)	—	—	42,122	42,122
Total	$243	$196	$52,745	$53,184
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(1)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4 (a) below.
(2)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $7,154 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2023:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,252	$3,252
Accounts and other receivable, net (current and non-current)	—	—	6,563	6,563
Financial assets (current and non-current) (1)	964	4,841	7,371	13,176
Total	$964	$4,841	$17,186	$22,991
Financial liabilities
Accounts payable and other (1)(2)	$460	$331	$11,054	$11,845
Borrowings (current and non-current)	—	—	42,249	42,249
Total	$460	$331	$53,303	$54,094
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(1)FVOCI and FVTPL include of derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(2)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenues, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $6,533 million.

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Current
Marketable securities	$154	$498
Restricted cash	183	189
Derivative assets	122	120
Loans and notes receivable	302	243
Other financial assets (1)	132	89
Total current	$893	$1,139
Non-current
Marketable securities	$2,924	$2,748
Restricted cash	66	54
Derivative assets	408	290
Loans and notes receivable (2)	7,199	6,702
Other financial assets (1)	2,332	2,243
Total non-current	$12,929	$12,037
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(1)Other financial assets primarily consist of asset-backed securities and high yield bonds at the partnership’s residential mortgage insurer and convertible preferred shares held in the partnership’s audience measurement operation.
(2)Loans and notes receivable includes $6,216 million (December 31, 2023: $5,844 million) of mortgage receivables related to the partnership’s Australian asset manager and lender.

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Current, net	$5,709	$5,558
Non-current, net
Accounts receivable	153	202
Retainer on customer contract	77	70
Billing rights	668	733
Total non-current, net	$898	$1,005
Total	$6,607	$6,563